Sigificant Accounting Policies (Details) - Schedule of exchange rates - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Period-end RMB:US$ exchange rate [Member]
Sigificant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
Foreign Currency Translation Exchange Rates	$ 7.1099	$ 6.3588	$ 7.0682
Period average RMB:US$ exchange rate [Member]
Sigificant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
Foreign Currency Translation Exchange Rates	6.4763	6.4499	7.0324
Period-end HK$:US$ exchange rate [Member]
Sigificant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
Foreign Currency Translation Exchange Rates	7.8497	7.7971	7.7502
Period average HK$:US$ exchange rate, [Member]
Sigificant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
Foreign Currency Translation Exchange Rates	$ 7.8	$ 7.8	$ 7.8